Dean Small Cap Value Fund
Schedule of Investments
June 30, 2024 (Unaudited)
COMMON STOCKS — 99.32% Shares Fair Value
Communications — 1.81%
TEGNA, Inc. 284,298 $ 3,963,114
Consumer Discretionary — 12.70%
Advance Auto Parts, Inc. 21,026 1,331,577
Carter's, Inc. 28,535 1,768,314
Columbia Sportswear Co. 62,326 4,928,739
Johnson Outdoors, Inc., Class A 44,755 1,565,530
Leggett & Platt, Inc. 254,412 2,915,562
Malibu Boats, Inc., Class A
(a)
57,520 2,015,501
Silgan Holdings, Inc. 107,682 4,558,179
Standard Motor Products, Inc. 91,762 2,544,560
Wendy's Co. (The) 288,654 4,895,572
Winnebago Industries, Inc. 24,330 1,318,686
27,842,220
Consumer Staples — 5.62%
Calavo Growers, Inc. 22,528 511,386
Cal-Maine Foods, Inc. 43,553 2,661,524
Fresh Del Monte Produce, Inc. 84,103 1,837,651
SpartanNash Co. 121,349 2,276,507
Spectrum Brands Holdings, Inc. 30,938 2,658,502
TreeHouse Foods, Inc.
(a)
65,030 2,382,699
12,328,269
Energy — 1.91%
Dril-Quip, Inc.
(a)
47,458 882,719
World Kinect Corp. 127,656 3,293,525
4,176,244
Financials — 22.33%
1st Source Corp. 73,290 3,929,810
Camden National Corp. 47,608 1,571,064
Cathay General Bancorp 41,150 1,552,178
Diamond Hill Investment Group, Inc. 24,180 3,403,335
Employers Holdings, Inc. 72,389 3,085,943
Federated Hermes, Inc., Class B 128,407 4,222,022
Fulton Financial Corp. 159,045 2,700,584
Great Southern Bancorp, Inc. 52,715 2,931,481
Independent Bank Corp. 31,989 1,622,482
Nelnet, Inc., Class A 48,509 4,892,618
PJT Partners, Inc., Class A 17,872 1,928,568
PROG Holdings, Inc. 81,400 2,822,952
QCR Holdings, Inc. 65,330 3,919,800
S&T Bancorp, Inc. 86,055 2,873,376
Safety Insurance Group, Inc. 21,927 1,645,183
Simmons First National Corp., Class A 41,150 723,417
WaFd, Inc. 50,011 1,429,314
Waterstone Financial, Inc. 138,770 1,774,868

Dean Small Cap Value Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 99.32% - continued Shares Fair Value
Financials — 22.33% - continued
White Mountains Insurance Group Ltd. 1,051 $ 1,910,140
48,939,135
Health Care — 6.29%
Addus HomeCare Corp.
(a)
24,480 2,842,373
AMN Healthcare Services, Inc.
(a)
51,063 2,615,957
CONMED Corp. 26,583 1,842,734
Haemonetics Corp.
(a)
21,777 1,801,611
Patterson Companies, Inc. 59,623 1,438,107
Perrigo Co. PLC 34,993 898,620
Prestige Consumer Healthcare, Inc.
(a)
34,242 2,357,562
13,796,964
Industrials — 16.92%
Advanced Energy Industries, Inc. 15,920 1,731,459
Air Transport Services Group, Inc.
(a)
123,301 1,710,185
Argan, Inc. 12,766 933,961
Astec Industries, Inc. 65,330 1,937,688
Bel Fuse, Inc., Class B 31,238 2,037,967
Brady Corp., Class A 51,814 3,420,760
Columbus McKinnon Corp. 31,388 1,084,142
ESCO Technologies, Inc. 30,638 3,218,215
Hackett Group, Inc. (The) 75,543 1,640,794
Heartland Express, Inc. 479,838 5,916,403
Kennametal, Inc. 102,876 2,421,701
Seaboard Corp. 1,802 5,695,653
Werner Enterprises, Inc. 148,983 5,338,061
37,086,989
Materials — 1.84%
Orion Engineered Carbons SA 94,466 2,072,584
Stepan Co. 23,279 1,954,505
4,027,089
Real Estate — 5.79%
Broadstone Net Lease Inc. 238,192 3,780,107
CareTrust REIT, Inc. 66,832 1,677,483
Cousins Properties, Inc. 40,099 928,292
Getty Realty Corp. 142,224 3,791,692
Universal Health Realty Income Trust 64,579 2,527,622
12,705,196
Technology — 6.35%
Benchmark Electronics, Inc. 18,923 746,702
Cohu, Inc.
(a)
41,601 1,376,993
CSG Systems International, Inc. 54,817 2,256,815
Harmonic, Inc.
(a)
69,085 813,130
Maximus, Inc. 55,718 4,775,032
Verra Mobility Corp.
(a)
68,484 1,862,765
Viavi Solutions, Inc.
(a)
96,118 660,331

Dean Small Cap Value Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 99.32% - continued Shares Fair Value
Technology — 6.35% - continued
Vishay Intertechnology, Inc. 63,678 $ 1,420,020
13,911,788
Utilities — 17.76%
American States Water Co. 74,641 5,416,697
Avista Corp. 170,459 5,899,586
Northwest Natural Holding Co. 136,517 4,929,629
Northwestern Energy Group, Inc. 120,748 6,047,059
ONE Gas, Inc. 67,883 4,334,330
Portland General Electric Co. 131,711 5,695,184
Spire, Inc. 108,733 6,603,355
38,925,840
Total Commons Stocks/Investments — 99.32% (Cost $227,952,868) 217,702,848
Other Assets in Excess of Liabilities — 0.68% 1,484,273
NET ASSETS — 100.00% $ 219,187,121
(a) Non-income producing security.

Dean Mid Cap Value Fund
Schedule of Investments
June 30, 2024 (Unaudited)
COMMON STOCKS — 97.63% Shares Fair Value
Communications — 3.24%
Omnicom Group, Inc. 28,989 $ 2,600,314
Take-Two Interactive Software, Inc.
(a)
15,011 2,334,060
4,934,374
Consumer Discretionary — 9.83%
AutoZone, Inc.
(a)
844 2,501,701
BorgWarner, Inc. 81,526 2,628,398
Genuine Parts Co. 17,074 2,361,676
Hasbro, Inc. 25,236 1,476,306
PulteGroup, Inc. 22,422 2,468,662
Skechers U.S.A., Inc., Class A
(a)
31,428 2,172,303
Yum China Holdings, Inc. 44,563 1,374,323
14,983,369
Consumer Staples — 11.22%
BJ's Wholesale Club Holdings, Inc.
(a)
27,394 2,406,289
Casey's General Stores, Inc. 7,505 2,863,608
Conagra Brands, Inc. 83,778 2,380,971
Lamb Weston Holdings, Inc. 26,268 2,208,613
Pilgrim's Pride Corp.
(a)
121,398 4,672,609
US Foods Holding Corp.
(a)
48,503 2,569,689
17,101,779
Energy — 3.28%
Baker Hughes Co., Class A 69,518 2,444,948
Ovintiv, Inc. 54,413 2,550,337
4,995,285
Financials — 16.56%
Ameriprise Financial, Inc. 6,473 2,765,201
Assurant, Inc. 16,605 2,760,581
Bank of New York Mellon Corp. (The) 52,255 3,129,552
Hartford Financial Services Group, Inc. (The) 26,644 2,678,788
Prosperity Bancshares, Inc. 40,247 2,460,702
Raymond James Financial, Inc. 27,394 3,386,172
Regions Financial Corp. 121,210 2,429,048
Reinsurance Group of America, Inc. 14,823 3,042,717
W.R. Berkley Corp. 32,836 2,580,253
25,233,014
Health Care — 8.77%
Encompass Health Corp. 42,123 3,613,732
Jazz Pharmaceuticals PLC
(a)
23,548 2,513,278
Molina Healthcare, Inc.
(a)
8,537 2,538,050
Quest Diagnostics, Inc. 18,576 2,542,683
Zimmer Biomet Holdings, Inc. 19,889 2,158,553
13,366,296
Industrials — 16.35%
Curtiss-Wright Corp. 9,382 2,542,335
Dover Corp. 17,356 3,131,891

Dean Mid Cap Value Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 97.63% - continued Shares Fair Value
Industrials — 16.35% - continued
Gates Industrial Corp. PLC
(a)
115,393 $ 1,824,363
Hubbell, Inc. 6,098 2,228,697
ITT, Inc. 17,919 2,314,776
Knight-Swift Transportation Holdings, Inc. 47,658 2,379,087
L3Harris Technologies, Inc. 14,260 3,202,511
Littelfuse, Inc. 10,601 2,709,510
Regal Rexnord Corp. 13,697 1,852,108
Republic Services, Inc. 14,072 2,734,752
24,920,030
Materials — 3.98%
Avery Dennison Corp. 13,228 2,892,302
International Flavors & Fragrances, Inc. 33,398 3,179,824
6,072,126
Real Estate — 8.37%
AvalonBay Communities, Inc. 12,384 2,562,126
CBRE Group, Inc., Class A
(a)
29,083 2,591,586
Regency Centers Corp. 38,183 2,374,983
STAG Industrial, Inc. 71,957 2,594,769
Welltower, Inc. 25,236 2,630,853
12,754,317
Technology — 6.16%
Arrow Electronics, Inc.
(a)
21,015 2,537,771
Broadridge Financial Solutions, Inc. 11,164 2,199,308
Global Payments, Inc. 20,264 1,959,529
SS&C Technologies Holdings, Inc. 42,874 2,686,914
9,383,522
Utilities — 9.87%
Ameren Corp. 38,371 2,728,562
Atmos Energy Corp. 22,891 2,670,235
CenterPoint Energy, Inc. 105,074 3,255,192
Entergy Corp. 30,209 3,232,363
OGE Energy Corp. 88,281 3,151,632
15,037,984
Total Common Stocks/Investments — 97.63% (Cost $128,862,434) 148,782,096
Other Assets in Excess of Liabilities — 2.37% 3,617,258
NET ASSETS — 100.00% $ 152,399,354
(a) Non-income producing security.

Dean Equity Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)
COMMON STOCKS — 98.40% Shares Fair Value
Communications — 7.49%
BCE, Inc. 48,802 $ 1,579,721
Comcast Corp., Class A 33,662 1,318,204
Omnicom Group, Inc. 13,042 1,169,867
Verizon Communications, Inc. 56,462 2,328,493
6,396,285
Consumer Discretionary — 3.81%
Home Depot, Inc. (The) 5,641 1,941,857
Packaging Corporation of America 7,194 1,313,337
3,255,194
Consumer Staples — 13.93%
Altria Group, Inc. 55,375 2,522,331
Flowers Foods, Inc. 55,944 1,241,957
Hershey Co. (The) 10,661 1,959,812
Kimberly-Clark Corp. 17,440 2,410,207
PepsiCo, Inc. 7,349 1,212,071
Philip Morris International, Inc. 17,492 1,772,464
Sysco Corp. 10,920 779,579
11,898,421
Energy — 8.20%
Chevron Corp. 15,577 2,436,554
EOG Resources, Inc. 19,407 2,442,760
Kinder Morgan, Inc., Class P 106,920 2,124,500
7,003,814
Financials — 15.37%
BlackRock, Inc. 1,915 1,507,718
Canadian Imperial Bank of Commerce 31,983 1,520,472
JPMorgan Chase & Co. 11,644 2,355,115
PNC Financial Services Group, Inc. (The) 11,282 1,754,125
Principal Financial Group, Inc. 20,494 1,607,754
Prudential Financial, Inc. 17,544 2,055,981
T. Rowe Price Group, Inc. 20,235 2,333,298
13,134,463
Health Care — 9.48%
Amgen, Inc. 5,641 1,762,531
Bristol-Myers Squibb Co. 21,063 874,746
Johnson & Johnson 15,422 2,254,080
Merck & Co., Inc. 14,698 1,819,612
Pfizer, Inc. 49,630 1,388,647
8,099,616
Industrials — 8.89%
Fastenal Co. 29,706 1,866,725
Lockheed Martin Corp., Class B 3,830 1,788,993
Paychex, Inc. 10,195 1,208,719
Union Pacific Corp. 4,916 1,112,294

Dean Equity Income Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 98.40% - continued Shares Fair Value
Industrials — 8.89% - continued
United Parcel Service, Inc., Class B 11,799 $ 1,614,694
7,591,425
Materials — 2.99%
Air Products & Chemicals, Inc. 6,314 1,629,328
Sonoco Products Co. 18,165 921,329
2,550,657
Real Estate — 10.34%
American Tower Corp., Class A 7,711 1,498,864
Digital Realty Trust, Inc. 11,955 1,817,758
Essex Property Trust, Inc. 7,038 1,915,744
Lamar Advertising Co., Class A 18,941 2,264,017
Public Storage 4,658 1,339,874
8,836,257
Technology — 5.32%
Cisco Systems, Inc. 42,126 2,001,406
Texas Instruments, Inc. 13,093 2,546,982
4,548,388
Utilities — 12.58%
Alliant Energy Corp. 45,645 2,323,331
American Electric Power Company, Inc. 17,854 1,566,510
Duke Energy Corp. 25,721 2,578,016
WEC Energy Group, Inc. 31,103 2,440,341
Xcel Energy, Inc. 34,363 1,835,328
10,743,526
Total Common Stocks/Investments — 98.40% (Cost $82,375,016) 84,058,046
Other Assets in Excess of Liabilities — 1.60% 1,365,548
NET ASSETS — 100.00% $ 85,423,594